Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net income	$ 21,986	$ 18,731	$ 13,962
Discontinued operations, net of tax	(1,163)
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	2,134	1,966	2,122
Deferred tax expense (benefit)	1,526	1,701	6
Share based compensation expense	2,892	1,681	634
Change in provision for doubtful debts	(29)
Loss on disposal of fixed assets	64	324
Changes in operating assets and liabilities:
Trade accounts receivable, gross	156	(8,456)	(484)
Inventories	4,798	(10,824)	(5,323)
Due from related parties	58	548	(699)
Other assets	(236)	(24)	(378)
Trade accounts payable	(4,100)	4,778	198
Other current liabilities	(3,577)	6,306	2,673
Liability for employee severance benefits, net	117	60	171
Net cash provided by operating activities from continuing operations	24,626	16,791	12,882
Net cash used in operating activities from discontinued operations			(11,247)	[1]
Net cash provided by operating activities	24,626	16,791	1,635
Cash flows from investing activities:
Investment in short-term deposits	(51,500)
Purchase of fixed assets	(1,256)	(2,243)	(3,138)
Purchase of intangible assets	(106)	(92)	(84)
Proceeds from disposal of fixed assets		76
Net cash used in investing activities from continuing operations	(52,862)	(2,259)	(3,222)
Net cash provided by investing activities from discontinued operations	1,257		29,854	[2]
Net cash provided by (used in) investing activities	(51,605)	(2,259)	26,632
Cash flows from financing activities:
Share issuance, net	16,026
Proceeds from exercise of share options	542	1,757	1,341
Dividend payment	(6,551)	(5,063)	(5,001)
Net cash provided by (used in) financing activities from continuing operations	10,017	(3,306)	(3,660)
Net cash provided by (used in) financing activities	10,017	(3,306)	(3,660)
Effect of exchange rate changes on cash	74	(35)	(603)
Net (decrease) increase in cash and cash equivalents	(16,888)	11,191	24,004
Cash and cash equivalents at beginning of the year	54,935	43,744	19,740
Cash and cash equivalents at end of the year	38,047	54,935	43,744
A. Cash paid during the year for:
Interest paid			17
Income taxes	666	534	1,378
Lease payments	1,077
B. Non-cash transactions:
Fixed assets purchased with supplier credit	$ 154	$ 261

[1]	Including adjustment for the gain from sale of the discontinued operation in the amount of $12,807 in 2017.
[2]	Including net proceeds from the sale of the discontinued operation of $29,967 in 2017.